                                                        ANNUAL REPORT
                                                        as of September 30, 1999



                                  Evergreen
                                        Reserve Money Market Funds

                                   [GRAPHIC]

                           [LOGO OF EVERGREEN FUNDS]

                               Table of Contents

Letter to Shareholders...................................  1

Evergreen Reserve Money Market Fund
(formerly Mentor Money Market Portfolio)

  Fund at a Glance.......................................  2

Evergreen Reserve Tax-Exempt
Money Market Fund
(formerly Mentor Tax-Exempt Money Market Portfolio)

  Fund at a Glance.......................................  3

Evergreen Reserve U.S. Government
Money Market Fund
(formerly Mentor U.S. Government
Money Market Portfolio)

  Fund at a Glance.......................................  4

Financial Highlights

  Evergreen Reserve Money Market Fund....................  5

  Evergreen Reserve Tax-Exempt
  Money Market Fund......................................  6

  Evergreen Reserve U.S. Government
  Money Market Fund......................................  7

Schedule of Investments

  Evergreen Reserve Money Market Fund....................  8

  Evergreen Reserve Tax-Exempt
  Money Market Fund...................................... 10

  Evergreen Reserve U.S. Government
  Money Market Fund...................................... 13

Statements of Assets and Liabilities..................... 14

Statements of Operations................................. 15

Statements of Changes in Net Assets...................... 16

Combined Notes to Financial
Statements............................................... 18

Independent Auditors' Report............................. 22

Additional Information................................... 23

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------
Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees, charges and other ongoing expenses, and should be read carefully before investing or sending money.

             -------------------------------------------------------------------
Mutual Funds:       NOT FDIC INSURED     May lose value . Not bank guaranteed
             -------------------------------------------------------------------

                          Evergreen Distributor, Inc.
    Evergreen/SM/ is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                 November 1999

Dear Shareholders,

    [PHOTO]
William M. Ennis
President and CEO

We are pleased to provide the Evergreen Reserve Money Market Funds annual report, which covers the twelve-month period ended September 30, 1999.

Uncertainty over Interest Rates Influences the Markets

Although the U.S. economy is in the ninth year of economic expansion, many believe that valuation levels in some sectors of the stock market are just not sustainable. During the final quarter of 1998, the S&P 500 index had the highest return of any quarter since the first quarter of 1987 at 21.30%. The S&P 500 continued to advance in the first half of 1999, dominated by the performance of a very small group of large-cap stocks. In April and May, value-oriented funds briefly outperformed growth funds, but lost ground subsequently as growth stocks regained the leadership position they had had during earlier months. Technology has been by far the best-performing industry sector.

By the 3rd quarter of 1999, rising interest rates dampened performance of stocks across the board, and value stocks suffered particularly as investors sought the refuge of blue chips. Investors' inflation fears and continued doubts about the ability of U.S. companies to sustain significant growth in earnings prompted an October sell-off. The Federal Reserve Bank's "tightening bias" leads many to anticipate further interest rate increases in order to stem even the slightest inflationary pressure. Additional interest rate hikes would likely have a negative effect on stock prices, which could restrain consumer spending; however, many investors are waiting for just such a scenario to take place, so they can take advantage of lower stock prices as a buying opportunity.

We believe that the economy is still fundamentally strong, and we remain cautiously optimistic about the prospects for continued growth in the markets.

Evergreen Funds is Ready for the Year 2000/1/

We have been addressing the Year 2000 challenge since February of 1996 and have committed the time, resources and people necessary to prepare for any ramifications from the millennium bug. Today, we are confident that our preparations will enable us to continue to deliver the high-quality Evergreen products and services on which our shareholders rely. In addition, Evergreen portfolio managers have placed great emphasis on monitoring portfolios for Y2K readiness.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should make it simple for you to choose the most appropriate for your portfolio.

We would like to thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company

/1/ The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN
                           Reserve Money Market Fund
                   (formerly Mentor Money Market Portfolio)
                   Fund at a Glance as of September 30, 1999


                             PORTFOLIO COMPOSITION
                     (based on 9/30/1999 portfolio assets)

                                    [CHART]

                        U.S. Government Agency Notes -- 38.8%
                        Corporate Notes/Bonds -- 28.8%
                        Commercial Paper -- 21.3%
                        Repurchase Agreement -- 6.2%
                        Variable Rate Demand Notes -- 2.7%
                        Bankers Acceptances -- 2.2%



                                  Portfolio
                                  Management
                                  ----------

                                    [PHOTO]
                                 Kellie Allen
                               Tenure: June 1999

                                    [PHOTO]
                                Bryan K. White
                               Tenure: June 1999



                           PERFORMANCE AND RETURNS*

Portfolio Inception Date: 11/19/1997                   Class R     Class I
Class Inception Date                                 10/15/1998   11/19/1997
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 year                                                     n/a      4.95%
--------------------------------------------------------------------------------
Since Class Inception                                      4.93%    5.21%
--------------------------------------------------------------------------------
7-day annualized yield                                     4.58%    5.21%
--------------------------------------------------------------------------------
30-day annualized yield                                    4.57%    5.13%
--------------------------------------------------------------------------------
Distributions per share for the period**                  $0.04    $0.05
--------------------------------------------------------------------------------
 *The yield quotation more closely reflects the earnings of the fund than the total return quotation.

  The Fund incurs 12b-1 expenses of 0.38% for Class R. Class I does not pay a 12b-1 fee.

**For Class R, the period from the Class' inception on October 15, 1998 through September 30, 1999. For Class I, for the 12-month period ending September 30, 1999.

                                 TOTAL RETURN

                                    [GRAPH]

Consumer Price Index - US    SBr 1-Mth Treas Bill    Reserve Money Market Fund A
10/31/98           10,000                  10,000                         10,000
11/30/98           10,000                  10,029                         10,037
12/31/98            9,994                  10,066                         10,075
 1/31/99           10,018                  10,103                         10,112
 2/28/99           10,030                  10,136                         10,145
 3/31/99           10,061                  10,170                         10,180
 4/30/99           10,134                  10,210                         10,215
 5/31/99           10,134                  10,248                         10,251
 6/30/99           10,134                  10,285                         10,286
 7/31/99           10,165                  10,321                         10,323
 8/31/99           10,189                  10,359                         10,362
 9/30/99           10,213                  10,398                         10,401

Comparison of a $10,000 investment in Evergreen Reserve Money Market Fund, Class R, versus a similar investment in the Salomon Brothers 1 Month Treasury Bill Index ("SBr 1-mth Treas. Bill") and the Consumer Price Index ("CPI").

The SBr 1-Mth Treas. Bill is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Total Net Assets:  $360,898,194
Average Maturity:  66 days

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                     Reserve Tax-Exempt Money Market Fund
              (formerly Mentor Tax-Exempt Money Market Portfolio)
                   Fund at a Glance as of September 30, 1999


                             PORTFOLIO COMPOSITION
(based on 9/30/1999 portfolio assets)

                                    [CHART]

                Variable Rate Demand Notes -- 98.1%
                Revenue & General Obligation Notes/Bonds -- 1.9%



                                   Portfolio
                                  Management
                                  ----------

                                    [PHOTO]

                               Steven C. Shachat
                               Tenure: June 1999

                           PERFORMANCE AND RETURNS*

Portfolio Inception Date: 10/15/1998                                 Class R
Class Inception Date                                                10/15/1998
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
Since Portfolio Inception                                              2.53%
--------------------------------------------------------------------------------
7-day annualized yield                                                 3.00%
--------------------------------------------------------------------------------
30-day annualized yield                                                2.72%
--------------------------------------------------------------------------------
Distributions per share for the period**                              $0.03
--------------------------------------------------------------------------------

 *The yield quotation more closely reflects the earnings of the fund than the total return quotation.

  The Fund incurs 12b-1 expenses of 0.33% for Class R.

**The period from the Fund's inception on October 15, 1998 through September 30, 1999.


                                 TOTAL RETURN

                                    [GRAPH]

Consumer Price Index - US    SBr 1-Mth Treas Bill    Reserve Tax-Exempt Money Market Fund  A
10/31/98           10,000                  10,000                                     10,000
11/30/98           10,000                  10,029                                     10,021
12/31/98            9,994                  10,066                                     10,043
 1/31/99           10,018                  10,103                                     10,064
 2/28/99           10,030                  10,136                                     10,080
 3/31/99           10,061                  10,170                                     10,100
 4/30/99           10,134                  10,210                                     10,121
 5/31/99           10,134                  10,248                                     10,144
 6/30/99           10,134                  10,285                                     10,165
 7/31/99           10,165                  10,321                                     10,186
 8/31/99           10,189                  10,359                                     10,207
 9/30/99           10,213                  10,398                                     10,229

Comparison of a $10,000 investment in Evergreen Reserve Tax-Exempt Money Market Fund, Class R, versus a similar investment in the Salomon Brothers 1 Month Treasury Bill Index ("SBr 1-mth Treas. Bill") and the Consumer Price Index ("CPI").

The SBr 1-Mth Treas. Bill is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Total Net Assets:  $66,047,023
Average Maturity:  9 days

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

The Fund's income may be subject to certain state and local taxes, and, depending on your tax status, the federal alternative minimum tax.

                                   EVERGREEN
                   Reserve U.S. Government Money Market Fund
           (formerly Mentor U.S. Government Money Market Portfolio)
                   Fund at a Glance as of September 30, 1999

                             PORTFOLIO COMPOSITION
                     (based on 9/30/1999 portfolio assets)

                                    [CHART]

                    U.S. Government Agency Notes -- 78.6%
                    Repurchase Agreements -- 21.4%



                                  Portfolio
                                  Management
                                  ----------

                                    [PHOTO]
                                 Kellie Allen
                               Tenure: June 1999

                                    [PHOTO]
                                Bryan K. White
                               Tenure: June 1999



                           PERFORMANCE AND RETURNS*

Portfolio Inception Date: 6/27/1997                         Class R    Class I
Class Inception Date                                      10/15/1998  6/27/1997
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 year                                                        n/a      4.80%
--------------------------------------------------------------------------------
Since Class Inception                                         4.93%    5.15%
--------------------------------------------------------------------------------
7-day annualized yield                                        4.53%    5.04%
--------------------------------------------------------------------------------
30-day annualized yield                                       4.50%    5.01%
--------------------------------------------------------------------------------
Distributions per share for the period**                      $0.04    $0.05
--------------------------------------------------------------------------------

  *The yield quotation more closely reflects the earnings of the fund than the total return quotation.

   The Fund incurs 12b-1 expenses of 0.38% for Class R. Class I does not pay a 12b-1 fee.

 **For Class R, the period from the Class' inception on October 15, 1998 through September 30, 1999. For Class I, for the 12-month period ending September 30, 1999.

                                 TOTAL RETURN

                                    [GRAPH]

Consumer Price Index - US    SBr 1-Mth Treas Bill    Reserve U.S. Government Money Market Fund  A
10/31/98           10,000                  10,000                       10,000
11/30/98           10,000                  10,029                       10,035
12/31/98            9,994                  10,066                       10,071
 1/31/99           10,018                  10,103                       10,107
 2/28/99           10,030                  10,136                       10,140
 3/31/99           10,061                  10,170                       10,175
 4/30/99           10,134                  10,210                       10,210
 5/31/99           10,134                  10,248                       10,245
 6/30/99           10,134                  10,285                       10,278
 7/31/99           10,165                  10,321                       10,315
 8/31/99           10,189                  10,359                       10,354
 9/30/99           10,213                  10,398                       10,391

Comparison of a $10,000 investment in Evergreen Reserve U.S. Government Money Market Fund, Class R, versus a similar investment in the Salomon Brothers 1 Month Treasury Bill Index ("SBr 1-mth Treas. Bill") and the Consumer Price Index ("CPI").

The SBr 1-Mth Treas. Bill is an unmanaged market index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Total Net Assets: $208,519,802
Average Maturity: 57 days

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                           Reserve Money Market Fund
                    (formerly Mentor Money Market Portfolio)
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                Period Ended
                                                                September 30,
                                                                  1999 (a)
 CLASS R
 Net asset value, beginning of period                             $   1.00
                                                                  --------
 Income from investment operations
 Net investment income                                                0.04
 Less distributions to shareholders from net investment income       (0.04)
                                                                  --------
 Net asset value, end of period                                   $   1.00
                                                                  --------
 Total return                                                         4.93%
 Ratios and supplemental data
 Net assets, end of period (thousands)                            $323,392
 Ratios to average net assets
  Expenses                                                            0.83%+
  Net investment income                                               4.32%+

                                               Year Ended September 30,
                                             ----------------------------
                                                1999         1998 (b)
CLASS I
Net asset value, beginning of period         $       1.00  $       1.00
                                             ------------  ------------
Income from investment operations
Net investment income                                0.05          0.05
Less distributions to shareholders from net
 investment income                                  (0.05)        (0.05)
                                             ------------  ------------
Net asset value, end of period               $       1.00  $       1.00
                                             ------------  ------------
Total return                                         4.95%         4.74%
Ratios and supplemental data
Net assets, end of period (thousands)        $     37,506  $     40,970
Ratios to average net assets
 Expenses                                            0.32%         0.33%+
 Net investment income                               4.82%         5.35%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
              (formerly Mentor Tax-Exempt Money Market Portfolio)
                              Financial Highlights
                (For a share outstanding throughout the period)

                                                               Period Ended
                                                               September 30,
                                                                 1999 (a)
CLASS R
Net asset value, beginning of period                              $  1.00
                                                                  -------
Income from investment operations
Net investment income                                                0.03
Less distributions to shareholders from net investment income       (0.03)
                                                                  -------

Net asset value, end of period                                    $  1.00
                                                                  -------
Total return                                                         2.53%
Ratios and supplemental data
Net assets, end of period (thousands)                             $66,047
Ratios to average net assets
 Expenses                                                            0.74%+
 Net investment income                                               2.51%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
+ Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                   Reserve U.S. Government Money Market Fund
            (formerly Mentor U.S. Government Money Market Portfolio)
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                               Period Ended
                                                               September 30,
                                                                 1999 (a)
CLASS R
Net asset value, beginning of period                              $  1.00
                                                                  -------
Income from investment operations
Net investment income                                                0.04
Less distributions to shareholders from net investment income       (0.04)
                                                                  -------
Net asset value, end of period                                    $  1.00
                                                                  -------
Total return                                                         4.93%
Ratios and supplemental data
Net assets, end of period (thousands)                             $99,417
Ratios to average net assets
 Expenses                                                            0.80%+
 Net investment income                                               4.23%+

                                             Year Ended September 30,
                                             ---------------------------
                                               1999      1998   1997 (b)
CLASS I
Net asset value, beginning of period         $   1.00  $   1.00  $  1.00
                                             --------  --------  -------
Income from investment operations
Net investment income                            0.05      0.05     0.01
Less distributions to shareholders from net
 investment income                              (0.05)    (0.05)   (0.01)
                                             --------  --------  -------

Net asset value, end of period               $   1.00  $   1.00  $  1.00
                                             --------  --------  -------
Total return                                     4.80%     5.42%    1.39%
Ratios and supplemental data
Net assets, end of period (thousands)        $109,102  $106,273  $61,805
Ratios to average net assets
 Expenses                                        0.33%     0.33%    0.33%+
 Net investment income                           4.69%     5.27%    5.26%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b) For the period from June 27, 1997 (commencement of class operations) to September 30, 1997.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Fund
                    (formerly Mentor Money Market Portfolio)
                            Schedule of Investments
                               September 30, 1999

  Principal
    Amount                                                            Value

 BANKERS' ACCEPTANCES - 2.2%
              Commerzbank AG NY Branch,
  $ 3,000,000 5.08%, 2/11/2000..................................   $  2,999,092
    5,000,000 5.17%, 4/19/2000..................................      4,999,205
                                                                   ------------
              Total Bankers' Acceptances
               (cost $7,998,297)................................      7,998,297
                                                                   ------------
 COMMERCIAL PAPER - 21.3%*
   13,000,000 Alpine Securitization Corp.,
               5.41%, 10/22/1999................................     12,959,202
   13,000,000 Atlantic Asset Securitization Corp., 5.41%,
               10/20/1999.......................................     12,962,881
   15,732,000 Broadway Capital Corp.,
               5.40%, 10/28/1999................................     15,668,286
   13,000,000 Concord Minutemen Capital Corp., 5.43%,
               10/8/1999........................................     12,986,274
   10,000,000 Moat Funding LLC,
               5.43%, 2/11/2000.................................     10,000,000
   12,353,000 Special Purpose Accounts Receivables,
               5.42%, 11/8/1999.................................     12,282,327
                                                                   ------------
              Total Commercial Paper
               (cost $76,858,970)...............................     76,858,970
                                                                   ------------
 CORPORATE BONDS & NOTES - 31.1%
              Banks - 4.9%
    1,173,000 Bank America Corp.,
               9.75%, 7/1/2000..................................      1,206,807
    2,000,000 Harris Trust & Savings Bank Chicago, IL,
               5.00%, 1/27/2000.................................      2,000,000
    3,540,000 Midlantic Banks,
               9.88%, 12/1/1999.................................      3,563,184
    3,000,000 NationsBank NA,
               5.42%, VRDN......................................      2,999,595
    8,000,000 Norwest Corp.,
               Ser. F
               6.75%, 5/12/2000.................................      8,040,609
                                                                   ------------
                                                                     17,810,195
                                                                   ------------
              Brokers - 9.4%
    3,000,000 Goldman Sachs Group LP,
               Ser. A
               5.41%, 2/25/2000 (a).............................      3,000,000
              Lehman Brothers Holdings, Inc., Ser. E
    4,000,000 6.50%, 7/18/2000..................................      4,008,133
    2,250,000 7.08%, 5/22/2000..................................      2,263,329
    1,400,000 8.15%, 5/15/2000..................................      1,416,975
    1,000,000 Morgan Stanley Dean Witter MTN,
               Ser. C
               5.89%, 3/20/2000.................................      1,000,270
   10,000,000 Paine Webber Group, Inc.,
               7.00%, 3/1/2000..................................     10,049,077
   12,000,000 Salomon Smith Barney Hldgs., Inc.,
               7.98%, 3/1/2000..................................     12,100,520
                                                                   ------------
                                                                     33,838,304
                                                                   ------------
              Finance & Insurance - 15.7%
   13,000,000 Dorada Fin. Corp.,
               5.74%, 9/15/2000.................................     13,000,000

  Principal
    Amount                                                            Value

 CORPORATE BONDS & NOTES - continued
              Finance & Insurance - continued
  $ 2,500,000 Ford Holdings, Inc.,
               9.25%, 3/1/2000..................................   $  2,534,325
    2,000,000 Ford Motor Credit Co.,
               6.95%, 5/15/2000.................................      2,012,915
   10,000,000 General Electric Capital Corp., 5.19%, 4/17/2000..      9,992,228
    1,400,000 Hilander Fin. LLC,
               (LOC: American Bank & Trust),
               5.40%, VRDN......................................      1,400,000
              Household Fin. Corp. MTN:
    3,285,000 7.15%, 6/15/2000..................................      3,309,278
    6,000,000 9.55%, 4/1/2000...................................      6,109,721
    6,000,000 Household Finl. Corp. Ltd.,
               7.45%, 4/1/2000..................................      6,040,687
    3,100,000 Transamerica Fin. Corp. MTN,
               6.75%, 6/1/2000..................................      3,117,840
    5,000,000 U.S. Leasing Int'l.,
               6.36%, 3/20/2000.................................      5,015,192
    4,000,000 USL Capital Corp.,
               8.13%, 2/15/2000.................................      4,035,406
                                                                   ------------
                                                                     56,567,592
                                                                   ------------
              Other - 1.1%
    3,000,000 1800 Harrison Foundation,
               Ser. 1999-A (a)
               4.95%, VRDN......................................      3,000,000
    1,200,000 CCM Properties, LLC,
               (Ser. 96-A) (AMBAC)
               5.43%, VRDN .....................................      1,200,396
                                                                   ------------
                                                                      4,200,396
                                                                   ------------
              Total Corporate Bonds & Notes
               (cost $112,416,487)..............................    112,416,487
                                                                   ------------
 U.S. GOVERNMENT AGENCY BONDS & NOTES - 38.7%
   25,000,000 Federal Farm Credit Bank,
               5.06%, 10/1/1999.................................     25,000,000
              Federal Home Loan Bank:
    4,000,000 4.98%, 3/29/2000..................................      3,997,148
    1,000,000 5.10%, 3/3/2000...................................        999,676
    5,000,000 Federal Home Loan Mortgage Corp.,
               5.09%, 3/20/2000.................................      4,998,136
              Federal Home Loan Mortgage Corp. Disc. Note:
   30,000,000 5.15%, 10/21/1999.................................     29,914,167
   12,500,000 5.22%, 10/7/1999..................................     12,489,125
   12,587,000 5.22%, 10/14/1999.................................     12,563,273
   50,000,000 5.26%, 11/4/1999..................................     49,751,611
                                                                   ------------
              Total U.S. Government Agency Bonds & Notes
               (cost $139,713,136)..............................    139,713,136
                                                                   ------------
 MUNICIPALS - 0.3%
    1,000,000 Catholic Hlth. Initiatives RB, Taxable, Ser. C
               (LOC: Morgan Guaranty Trust)
               5.50%, VRDN
               (cost $1,000,000)................................      1,000,000
                                                                   ------------

                                   EVERGREEN
                           Reserve Money Market Fund
                    (formerly Mentor Money Market Portfolio)
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
    Amount                                                           Value

 REPURCHASE AGREEMENTS - 6.2%
  $22,250,865 Goldman Sachs & Co.,
               (5.40%, dated 9/30/1999,
               due 10/1/1999 maturity value $22,254,203),
               (cost $22,250,865) (b).........................     $ 22,250,865
                                                                 --------------

              Total Investments -
               (cost $360,237,755)........................    99.8%  360,237,755
              Other Assets and Liabilities - net..........     0.2       660,439
                                                             -----  ------------
              Net Assets -................................   100.0% $360,898,194
                                                             =====  ============

 * Rates listed represent yield to maturity.
(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Collateralized by $14,084,188 FHLMC, 6.00% to 7.00%, 09/01/06 to 05/01/19;
    value including accrued interest--$12,357,069. $10,612,921 FNMA, 6.00% to 9.00%, 07/01/09 to 07/01/22; value including accrued interest--$10,338,814.

Summary of Abbreviations:
AMBAC American Municipal Bond Assurance Corp.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
LOC  Letter of Credit
MTN  Medium Term Note
RB   Revenue Bond
VRDN Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the se-curity. Interest rates presented for these securities are those in effect at September 30, 1999.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
              (formerly Mentor Tax-Exempt Money Market Portfolio)
                            Schedule of Investments
                               September 30, 1999

  Principal
    Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 99.9%
              Alaska - 1.7%
 $  1,100,000 Alaska IDA RB, Sheldon Jackson College Proj., (LOC:
               Bank of America N.A.),
               3.85%, VRDN.......................................   $ 1,100,000
                                                                    -----------
              Arizona - 3.0%
    2,000,000 Maricopa Cnty., AZ PCRB,
               (LOC: Bank of America N.A.),
               3.90%, VRDN.......................................     2,000,000
                                                                    -----------
              Delaware - 1.2%
              Delaware EDA RB, Delmarva Pwr. & Light Co. Proj.:
      600,000 3.95%, VRDN (Gtd. by Delmarva Pwr. & Light Co.), ..       600,000
      200,000 Ser. 1993C,
              3.95%, VRDN........................................       200,000
                                                                    -----------
                                                                        800,000
                                                                    -----------
              District of Columbia - 8.3%
              District of Columbia GO:
      400,000 (LOC: Canadian Imperial)
              4.00%, VRDN........................................       400,000
    3,500,000 Ser. 1992A-2, (LOC: Canadian Imperial),
              4.00%, VRDN........................................     3,500,000
    1,600,000 Ser. 1992A-4, (LOC: Societe Generale Bank),
              4.00%, VRDN........................................     1,600,000
                                                                    -----------
                                                                      5,500,000
                                                                    -----------
              Florida - 14.1%
      900,000 Alachua Cnty., FL Hlth. Facs. Auth. RB, (LOC:
               Suntrust Bank & Ins. by MBIA),
               3.77%, VRDN.......................................       900,000
    3,000,000 Dade Cnty., FL IDA RB,
               (Gtd. by Florida Pwr. & Light
               Co.),
               3.85%, VRDN.......................................     3,000,000
    2,100,000 Dade Cnty., FL, Wtr. & Swr. Sys.
               RB, (LOC: Commerzbank & Ins. by FGIC),
               3.65%, VRDN.......................................     2,100,000
    2,000,000 Polk Cnty., FL IDA RB,
               (LOC: Rabobank Nederland),
               3.85%, VRDN.......................................     2,000,000
    1,300,000 Tampa, FL Occupational License
               RB, Ser. A, (Ins. by FGIC), 3.75%, VRDN...........     1,300,000
                                                                    -----------
                                                                      9,300,000
                                                                    -----------
              Illinois - 3.0%
    2,000,000 Illinois Toll Highway Auth., Toll RB, Ser. B, (LOC:
               Landesbank Hessen & Ins. by FSA),
               3.85%, VRDN.......................................     2,000,000
                                                                    -----------

  Principal
    Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
              Indiana - 7.3%
 $  1,300,000 Indiana Dev. Fin. Auth. RB,
               Edgewater Sys., Inc. Proj.,
               (LOC: Bank One N.A.),
               3.90%, VRDN.......................................   $ 1,300,000
    1,400,000 Indiana Hlth. Fac. Fin. Auth. RB,
               (LOC: Comerica Bank),
              3.75%, VRDN........................................     1,400,000
    2,100,000 Indianapolis, IN, MHRB,
               (LOC: National City Bank),
               3.85%, VRDN.......................................     2,100,000
                                                                    -----------
                                                                      4,800,000
                                                                    -----------
              Iowa - 2.9%
    1,900,000 Iowa Fin. Auth. RB, Burlington Med. Ctr. Proj.,
               (LOC: Firstar Bank & Ins. by FSA),
               3.80%, VRDN.......................................     1,900,000
                                                                    -----------
              Kentucky - 5.7%
    1,400,000 Lexington Fayette Urban Cnty.,
               KY RB Arpt. Corp, Ser. A,
               (Ins. by MBIA),
               4.10%, VRDN.......................................     1,400,000
    2,400,000 Ohio Cnty., KY PCRB, Big Rivers Elec. Corp., Ser.
               1985, (LOC: CS & Ins. by AMBAC),
               3.80%, VRDN.......................................     2,400,000
                                                                    -----------
                                                                      3,800,000
                                                                    -----------
              Louisiana - 5.4%
      300,000 Lake Charles, LA Harbor &
               Terminal District, PCRB, Conoco
               Inc. Proj., (Gtd. by E.I. Du Pont), 3.95%, VRDN...       300,000
      600,000 Louisiana Pub. Facs. Auth., Hosp.
               RB, Willis Knighton Med. Ctr.,
               (LOC: Mellon Bank N.A. & Ins.
               by AMBAC),
               4.00%, VRDN.......................................       600,000
      800,000 Saint Charles Parish, LA PCRB,
               (Gtd. by Oil Co.),
               3.95%, VRDN.......................................       800,000
    1,900,000 South Louisiana Port Commission, Port RB, Holnam,
               Inc. Proj.,
               (LOC: Wachovia Bank N.A.),
               3.85%, VRDN.......................................     1,900,000
                                                                    -----------
                                                                      3,600,000
                                                                    -----------
              Maryland - 5.8%
    1,200,000 Maryland Community Dev. Administration RB, Avalon
               Ridge Apts. Proj., (COLL: GNMA),
               3.75%, VRDN.......................................     1,200,000
    1,000,000 Maryland Hlth. & Higher Edl. Facs. RB, Catholic
               Hlth., Ser. B,
               (LOC: Toronto Dominion Bank),
               3.80%, VRDN.......................................     1,000,000

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
              (formerly Mentor Tax-Exempt Money Market Portfolio)
                       Schedule of Investments(continued)
                               September 30, 1999

  Principal
    Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
              Maryland - continued
 $  1,650,000 Montgomery Cnty., MD EDA RB, (LOC: Bank of America
               N.A.), 3.80%, VRDN................................   $ 1,650,000
                                                                    -----------
                                                                      3,850,000
                                                                    -----------
              Michigan - 3.8%
    1,400,000 Detroit, MI Swr. Disp. RB,
               Ser. B, (Ins. by MBIA),
               3.80%, VRDN.......................................     1,400,000
    1,100,000 Wayne Charter Cnty., MI RB,
               Detroit Metropolitan Wayne
               Cnty. Arpt., (LOC: Bayerische Landesbank),
               3.75%, VRDN.......................................     1,100,000
                                                                    -----------
                                                                      2,500,000
                                                                    -----------
              Minnesota - 3.5%
    2,300,000 Minnesota Hsg. Fin. Agcy. RB,
               (LIQ: Merrill Lynch),
               3.85%, VRDN.......................................     2,300,000
                                                                    -----------
              Mississipi - 4.2%
    2,800,000 Jackson Cnty., MS Port Fac. RB,
               (Gtd. by Chevron USA),
               3.90%, VRDN.......................................     2,800,000
                                                                    -----------
              New Mexico - 1.4%
      900,000 Albuquerque, NM Arpt. RB,
               Sub. Lien, (Ins. by AMBAC),
               3.65%, VRDN.......................................       900,000
                                                                    -----------
              New York - 3.0%
    1,250,000 Madrid Waddington, NY Central
               Sch. Dist. GO, (Ins. by FGIC), 4.50%, 6/15/2000...     1,257,274
      700,000 New York Thruway Auth.
               General RB, (LOC: Societe
               Generale Bank),
               4.10%, VRDN.......................................       700,000
                                                                    -----------
                                                                      1,957,274
                                                                    -----------
              North Carolina - 2.3%
      600,000 Charlotte, NC Arpt. RB, Ser. A,
               (LOC: Commerzbank & Ins. by MBIA),
               3.65%, VRDN.......................................       600,000
      900,000 North Carolina Edl. Facs. Fin. Auth. Agcy. RB,
               Bowman Grey Sch.
               Med. Proj., (LOC: Wachovia Bank N.A.),
               3.77%, VRDN.......................................       900,000
                                                                    -----------
                                                                      1,500,000
                                                                    -----------
              Ohio - 5.0%
    3,300,000 Hamilton Cnty., OH Hlth Sys. RB, (LOC: Sumitomo
               Bank),
               4.05%, VRDN.......................................     3,300,000
                                                                    -----------

  Principal
    Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
              South Carolina - 1.1%
 $    700,000 Piedmont Muni. Pwr. Agcy., Elec.
               RB, Ser. B, (LOC: CS & Ins.
               by MBIA),
               3.85%, VRDN.......................................   $   700,000
                                                                    -----------
              Tennessee - 1.5%
      600,000 Clarksville, TN Pub. Bldg. Auth. RB, Pooled
               Financing,
               (LOC: Bank of America N.A.),
               3.80%, VRDN.......................................       600,000
      400,000 Tennessee, BAN, Ser. C,
               3.65%, VRDN.......................................       400,000
                                                                    -----------
                                                                      1,000,000
                                                                    -----------
              Texas - 9.6%
    3,250,000 Brazos River, TX Harbor Navigation Dist. RB, Dow
               Chemical Co. Proj. (Gtd. by Dow Chemical Co.),
               4.05%, VRDN.......................................     3,250,000
    1,500,000 Gulf Coast Wst. Disp. Auth. RB, Amoco Oil Co.,
               (Gtd. by Amoco Oil),
               4.00%, VRDN.......................................     1,500,000
    1,600,000 Harris Cnty., TX Hsg. Fin. Corp., MHRB, Methodist
               Hosp.,
               Ser. 1994, (LOC: Morgan Guaranty, NY),
               3.95%, VRDN.......................................     1,600,000
                                                                    -----------
                                                                      6,350,000
                                                                    -----------
              Utah - 3.8%
              Emery Cnty., UT PCRB, Pacificorp Proj.:
      600,000 3.70%, VRDN........................................       600,000
    1,900,000 3.95%, VRDN........................................     1,900,000
                                                                    -----------
                                                                      2,500,000
                                                                    -----------
              Virginia - 0.9%
      600,000 Lynchburg, VA IDA, Ser. D,
               (LOC: Mellon Bank & Ins. by AMBAC),
               3.85%, VRDN.......................................       600,000
                                                                    -----------
              Other - 1.4%
              PFOTER, (LOC: CS):
      500,000 PPT-4, 4.30%, VRDN.................................       500,000
      400,000 PPT-8, 4.40%, VRDN.................................       400,000
                                                                    -----------
                                                                        900,000
                                                                    -----------

              Total Investments -
               (cost $65,957,274)..........................    99.9%  65,957,274
              Other Assets and Liabilities - net...........     0.1       89,749
                                                              -----  -----------
              Net Assets - ................................   100.0% $66,047,023
                                                              =====  ===========

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
              (formerly Mentor Tax-Exempt Money Market Portfolio)
                       Schedule of Investments(continued)
                               September 30, 1999


Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corp.
BAN    Bond Anticipation Note
COLL   Collateral
EDA    Economic Development Authority
FGIC   Financial Guaranty Insurance Co.
FSA    Financial Security Assurance, Inc.
GNMA   Government National Mortgage Association
GO     General Obligation
IDA    Industrial Development Authority
LIQ    Liquidity Provider
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Corp.
MHRB   Multifamily Housing Revenue Bond
PCRB   Pollution Control Revenue Bond
PFOTER Puttable Floating Option Tax Exempt Receipts
PPT    Pooled Puttable Trust
RB     Revenue Bond
VRDN   Variable Rate Demand Note

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                   Reserve U.S. Government Money Market Fund
            (formerly Mentor U.S. Government Money Market Portfolio)
                            Schedule of Investments
                               September 30, 1999

  Principal
    Amount                                                            Value

 FEDERAL HOME LOAN BANK - 9.1%
 $  5,000,000 4.90%, 2/4/2000...................................   $  4,999,682
    2,000,000 4.95%, 2/24/2000..................................      1,999,037
    2,000,000 4.98%, 3/29/2000..................................      1,998,574
    3,000,000 5.10%, 3/3/2000...................................      2,999,028
    3,000,000 5.26%, 10/1/1999..................................      2,999,955
    4,000,000 5.26%, 10/1/1999..................................      3,999,647
                                                                   ------------
              Total Federal Home Loan Bank
               (cost $18,995,923)...............................     18,995,923
                                                                   ------------
 FEDERAL HOME LOAN MORTGAGE CORP. - 2.4%
    5,000,000 5.18%, 10/20/1999 (cost $4,998,136)...............      4,998,136
                                                                   ------------
 FEDERAL HOME LOAN MORTGAGE CORP. DISC. NOTE - 23.9%
   25,000,000 5.22%, 10/21/1999.................................     24,927,500
   25,000,000 5.26%, 11/4/1999..................................     24,875,806
                                                                   ------------
              Total Federal Home Loan Mortgage Corp. Disc. Note
               (cost $49,803,306)...............................     49,803,306
                                                                   ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION DISC. NOTE - 30.2%
   10,000,000 4.70%, 10/12/1999.................................      9,985,639
   30,000,000 5.20%, 10/19/1999.................................     29,922,000
   23,198,000 5.20%, 10/25/1999.................................     23,117,580
                                                                   ------------
              Total Federal National Mortgage Association Disc.
               Note
               (cost $63,025,219)...............................     63,025,219
                                                                   ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION MTN - 13.2%
  $ 3,000,000 5.12%, 5/26/2000..................................   $  2,998,498
    4,451,000 5.65%, 4/28/2000..................................      4,448,313
   15,000,000 5.80%, 8/17/2000..................................     14,985,266
    5,000,000 6.42%, 10/1/1999..................................      5,000,000
                                                                   ------------
              Total Federal National Mortgage Association MTN
               (cost $27,432,077)...............................     27,432,077
                                                                   ------------
 REPURCHASE AGREEMENTS - 21.4%
   44,643,984 Goldman Sachs & Co.
               (5.40%, dated 9/30/1999, due 10/1/1999, maturity
               value $44,643,984) (a) (cost $44,643,984) .......     44,643,984
                                                                   ------------
             Total Investments -
              (cost $208,898,645).........................   100.2%  208,898,645
             Other Assets and
              Liabilities - net...........................   (0.2)     (378,843)
                                                             -----  ------------
             Net Assets - ................................   100.0% $208,519,802
                                                             =====  ============

(a) Collateralized by $58,491,648 FHLMC, 6.00% to 7.00%, 06/01/06 to
    11/01/12; value including accrued interest--$34,571,443. $12,036,510
    FNMA, 6.00%, 01/01/29; value including accrued interest--$10,965,421.

Summary of Abbreviations:
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
MTN   Medium Term Note

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
              Reserve Money Market Funds (Formerly Mentor Funds)
                      Statements of Assets and Liabilities
                               September 30, 1999

                                                         Reserve
                                           Reserve     Tax-Exempt  Reserve U.S.
                                            Money         Money     Government
                                            Market       Market    Money Market
                                             Fund         Fund         Fund
-------------------------------------------------------------------------------
Assets
 Investments in securities.............  $337,986,890  $65,957,274 $164,254,661
 Investments in repurchase
  agreements...........................    22,250,865            0   44,643,984
-------------------------------------------------------------------------------
 Investments at amortized cost.........   360,237,755   65,957,274  208,898,645
 Interest receivable...................     2,235,335      277,603      561,394
 Deferred organization expenses........        10,158            0       11,275
 Prepaid expenses and other assets.....         1,678       28,850        1,999
-------------------------------------------------------------------------------
  Total assets.........................   362,484,926   66,263,727  209,473,313
-------------------------------------------------------------------------------
Liabilities
 Distributions payable.................     1,327,173      139,140      848,312
 Due to custodian bank.................             0       70,609            0
 Accrued expenses and other
  liabilities..........................       259,559        6,955      105,199
-------------------------------------------------------------------------------
  Total liabilities....................     1,586,732      216,704      953,511
-------------------------------------------------------------------------------
Net assets.............................  $360,898,194  $66,047,023 $208,519,802
-------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital.......................  $360,898,205  $66,045,820 $208,519,802
 Undistributed net investment income...             0            0            0
 Accumulated net realized gains or
  losses on securities.................           (11)       1,203            0
-------------------------------------------------------------------------------
Total net assets.......................  $360,898,194  $66,047,023 $208,519,802
-------------------------------------------------------------------------------
Net assets consists of
 Class R...............................  $323,392,414  $66,047,023 $ 99,417,378
 Class I...............................    37,505,780            0  109,102,424
-------------------------------------------------------------------------------
                                         $360,898,194  $66,047,023 $208,519,802
-------------------------------------------------------------------------------
Shares outstanding
 Class R...............................   323,392,425   66,045,820   99,417,378
 Class I...............................    37,505,780            0  109,102,424
-------------------------------------------------------------------------------
Net asset value per share
 Class R...............................  $       1.00  $      1.00 $       1.00
-------------------------------------------------------------------------------
 Class I...............................  $       1.00           -- $       1.00
-------------------------------------------------------------------------------


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Funds
                            Statements of Operations
                         Year Ended September 30, 1999

                                                      Reserve Tax- Reserve U.S.
                                        Reserve Money Exempt Money  Government
                                           Market        Market    Money Market
                                            Fund        Fund (a)       Fund
-------------------------------------------------------------------------------
Investment income
 Interest..............................  $9,325,347     $996,225    $8,703,803
-------------------------------------------------------------------------------
Expenses
 Advisory fee..........................     307,339       64,707       301,770
 Distribution Plan expenses............     527,195      100,106       180,368
 Administrative services fees..........      35,759        6,067        33,558
 Transfer agent fee....................     263,594       26,702       108,875
 Trustees' fees and expenses...........       3,700          592         3,421
 Printing and postage expenses.........      24,721          692         3,363
 Custodian fee.........................      29,045       16,883        65,304
 Registration and filing fees..........      37,759        7,459        82,886
 Professional fees.....................      19,075        1,281        22,298
 Organization expenses.................       6,052            0         4,100
 Other.................................      31,650        2,904         3,505
-------------------------------------------------------------------------------
  Total expenses.......................   1,285,889      227,393       809,448
-------------------------------------------------------------------------------
 Net investment income.................   8,039,458      768,832     7,894,355
 Net realized gains or losses on
  securities...........................         (11)       1,203             0
-------------------------------------------------------------------------------
 Net increase in net assets resulting
  from operations......................  $8,039,447     $770,035    $7,894,355
===============================================================================

(a) For the period from October 15, 1998 (commencement of operations) to September 30, 1999.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Funds
                      Statements of Changes In Net Assets
                         Year Ended September 30, 1999

                                                   Reserve Tax-  Reserve U.S.
                                    Reserve Money  Exempt Money   Government
                                       Market         Market     Money Market
                                        Fund         Fund (a)        Fund
-------------------------------------------------------------------------------
Operations
 Net investment income............. $   8,039,458  $    768,832  $   7,894,355
 Net realized gains or losses on
  securities.......................           (11)        1,203              0
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations.......     8,039,447       770,035      7,894,355
-------------------------------------------------------------------------------
Distributions to shareholders
  from
 Net investment income
  Class R..........................    (6,023,478)     (768,832)    (2,098,702)
  Class I..........................    (2,015,980)            0     (5,795,653)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders....................    (8,039,458)     (768,832)    (7,894,355)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.........   476,129,402   118,440,808    333,090,286
 Payment for shares redeemed.......  (163,032,119)  (53,024,680)  (238,249,650)
 Net asset value of shares issued
  in reinvestment of
  distributions....................     6,830,633       629,692      7,406,128
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital share
   transactions....................   319,927,916    66,045,820    102,246,764
-------------------------------------------------------------------------------
  Total increase in net assets.....   319,927,905    66,047,023    102,246,764
Net assets
 Beginning of period...............    40,970,289             0    106,273,038
-------------------------------------------------------------------------------
 End of period..................... $ 360,898,194  $ 66,047,023  $ 208,519,802
-------------------------------------------------------------------------------
Undistributed net investment
  income........................... $           0  $          0  $           0
-------------------------------------------------------------------------------

(a) For the period from October 15, 1998 (commencement of operations) to Sep-tember 30, 1999.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Funds
                      Statements of Changes In Net Assets
                         Year ended September 30, 1998

                                                                  Reserve U.S.
                                                    Reserve Money  Government
                                                       Market     Money Market
                                                      Fund (a)        Fund
-------------------------------------------------------------------------------
Operations
 Net investment income...........................    $ 1,711,253  $  4,861,060
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations....................................      1,711,253     4,861,060
-------------------------------------------------------------------------------
Distributions to shareholders from net
  investment income
  Class I........................................     (1,711,253)   (4,861,060)
-------------------------------------------------------------------------------
  Total distributions to shareholders............     (1,711,253)   (4,861,060)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.......................     69,738,706   170,787,913
 Payment for shares redeemed.....................    (30,219,258) (130,785,595)
 Net asset value of shares issued in reinvestment
  of distributions...............................      1,450,841     4,466,073
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   capital share transactions....................     40,970,289    44,468,391
-------------------------------------------------------------------------------
  Total increase in net assets...................     40,970,289    44,468,391
Net assets
 Beginning of period.............................              0    61,804,647
-------------------------------------------------------------------------------
 End of period...................................    $40,970,289  $106,273,038
-------------------------------------------------------------------------------
Undistributed net investment income..............    $         0  $          0
-------------------------------------------------------------------------------

(a) For the period from November 19, 1997 (commencement of operations) to Sep-tember 30, 1998

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Reserve Money Market Funds
                            (formerly Mentor Funds)
                     Combined Notes to Financial Statements

1. ORGANIZATION

Evergreen Reserve Money Market Funds (formerly Mentor Funds) consist of Ever-green Reserve Money Market Fund ("Reserve Money Market Fund") (formerly Mentor Money Market Portfolio), Evergreen Reserve Tax-Exempt Money Market Fund ("Re-serve Tax-Exempt Money Market Fund") (formerly Mentor Tax-Exempt Money Market Portfolio), and Evergreen Reserve U.S. Government Money Market Fund ("Reserve U.S. Government Money Market Fund") (formerly Mentor U.S. Government Money Mar-ket Portfolio), (collectively, the "Funds"). Each Fund is a diversified series of Mentor Funds, a Massachusetts business trust, an open-end management invest-ment company organized on January 20, 1992 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Retail ("Class R") and Institutional ("Class I") classes of shares. Class R shares are sold without a front-end sales charge, but pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter assuming a constant accretion of any discount or amortization of any premium from its face value at a constant rate until maturity.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains re-alized on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. For the Reserve Money Market Fund and the Re-serve U.S. Government Money Market Fund, class specific expenses are currently limited to expenses incurred under the Distribution Plans for the Class R shares and transfer agent fees for Class R and Class I shares.

G. Organization Expenses
Organization expenses for the Funds, except for the Reserve Tax-Exempt Money Market Fund, are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. Organization expenses in-curred by Reserve Tax-Exempt Money Market Fund are reflected in the Fund's op-erating results for its initial fiscal year.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Mentor Investment Advisors, LLC ("Mentor Advisors"), a wholly-owned subsidiary of First Union Corporation ("First Union"), serves as the investment advisor for each Fund.

Mentor Advisors receives for its services an annual advisory fee that is calcu-lated daily and paid monthly based on the average daily net assets of each Fund as follows: 0.22% of the first $500 million, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion, and 0.15% of any amounts over $3 billion.

Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, serves as the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. The administration fee is cal-culated at an annual rate of 0.02% of the Funds' average daily net assets. Prior to June 14, 1999, Mentor Investment Group LLC ("Mentor"), a wholly-owned subsidiary of First Union, provided administrative personnel and services for each Fund at the same annual rate.

For the year ended September 30, 1999, the Funds paid or accrued to EIS and Mentor, the following amounts for administrative services:

                                                            EIS   Mentor
                                                 -----------------------
         Reserve Money Market Fund....................... $18,233 $17,526
         Reserve Tax-Exempt Money Market Fund............   3,091   2,976
         Reserve U.S. Government Money Market Fund.......  12,288  21,270

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. Prior to September 13, 1999, Boston Financial Data Services, Inc. ("BFDS") served as each Fund's transfer and dividend disbursing agent.

For the year ended September 30, 1999, the Funds paid or accrued to ESC the following amounts for transfer agent services:

                                                                     ESC
                                                                 -----------
         Reserve Money Market Fund................................ $26,527
         Reserve Tax-Exempt Money Market Fund.....................   3,765
         Reserve U.S. Government Money Market Fund................   9,805

For the year ended September 30, 1999 the amounts paid or accrued to ESC and BFDS by each Fund's Class R shares and Class I shares for transfer agent fees were as follows:

                                                         Class R  Class I
                                                 -----------------------
         Reserve Money Market Fund...................... $249,176 $14,418
         Reserve Tax-Exempt Money Market Fund...........   26,702       0
         Reserve U.S. Government Money Market Fund......   64,236  44,639

4. DISTRIBUTION PLANS

Mentor Distributors, LLC ("Mentor Distributors") serves as distributor for the Fund's Class R shares. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc., ("BISYS").

Each Fund has adopted a Distribution Plan, as allowed by the Rule 12b-1 of the 1940 Act, for its Class R shares. To compensate Mentor Distributors for the services it provided and for the expenses it incurred under the Distribution Plan during the year ended September 30, 1999, the Class R shares of each Fund paid a distribution fee, which was accrued and paid monthly at an annual rate of 0.38% of Reserve Money Market Fund, 0.33% of Reserve Tax-Exempt Money Market Fund and 0.38% of Reserve U.S. Government Money Market Fund's Class R average daily net assets.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $1.00 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class R and Class I shares. During the year ended September 30, 1999, transactions in shares of the Funds were as follows:


Reserve Money Market Fund

                                                             Period Ended
                                                        September 30, 1999 (a)
------------------------------------------------------------------------------
Class R
Shares sold...........................................        426,462,250
Shares redeemed.......................................       (107,920,363)
Shares issued in reinvestment of distributions........          4,850,538
------------------------------------------------------------------------------
Net increase..........................................        323,392,425
------------------------------------------------------------------------------

                                                Year Ended September 30,
                                           -----------------------------------
                                              1999             1998 (b)
------------------------------------------------------------------------------
Class I
Shares sold...............................  49,667,152         69,738,706
Shares redeemed........................... (55,111,756)       (30,219,258)
Shares issued in reinvestment of
 distributions............................   1,980,095          1,450,841
------------------------------------------------------------------------------
Net increase (decrease)...................  (3,464,509)        40,970,289
------------------------------------------------------------------------------

Reserve Tax-Exempt Money Market Fund

                       Period Ended
                  September 30, 1999 (a)
----------------------------------------
Class R
Shares sold......      118,440,808
Shares redeemed..      (53,024,680)
Shares issued in
 reinvestment of
 distributions...          629,692
----------------------------------------
Net increase.....       66,045,820
----------------------------------------

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.

Reserve U.S. Government Money Market Fund

                                                               Period Ended
                                                          September 30, 1999 (a)
--------------------------------------------------------------------------------
Class R
Shares sold                                                    162,628,419
Shares redeemed                                                (64,931,129)
Shares issued in reinvestment of distributions                   1,720,088
--------------------------------------------------------------------------------
Net increase                                                    99,417,378
--------------------------------------------------------------------------------

                                                    Year Ended September 30,
                                                    --------------------------
                                                        1999          1998
-------------------------------------------------------------------------------
Class I
Shares sold                                          170,461,867   170,787,913
Shares redeemed                                     (173,318,521) (130,785,595)
Shares issued in reinvestment of distributions         5,686,040     4,466,073
-------------------------------------------------------------------------------
Net increase                                           2,829,386    44,468,391
-------------------------------------------------------------------------------

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.

6. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with their custodian on June 14, 1999, and with ESC on September 13, 1999, whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The Funds did not received any fee credits during the year ended Sep-tember 30, 1999.

7. FINANCING AGREEMENTS

On August 6, 1999 the Evergreen Reserve Money Market Funds became party to a credit agreement between Evergreen Funds and a group of banks (the "Lenders"). Under this agreement, effective for all other Evergreen Funds on July 27, 1999, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility is allocated, under the terms of the financing agreement, among the Lenders. The credit facility is accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or as general working capital as permitted by each Fund's borrowing re-strictions. Borrowings under this facility are assessed interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and includ-ing January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused portion of the revolving credit commitment. The commitment fee is allocated to all Funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street Bank and Trust Company serves as paying agent for the Funds, and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the year ended September 30, 1999 the Funds had no borrowings under this agreement.

8. SUBSEQUENT EVENTS (unaudited)

Acquisition of EVEREN by First Union

On April 26, 1999, First Union announced an agreement to acquire EVEREN Capital Corporation. As part of this acquisition Mentor was combined with the Evergreen mutual funds complex. On October 1, 1999, the acquisition was completed.

                          Independent Auditors' Report

The Board of Trustees and Shareholders
Mentor Funds

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen Reserve Money Market Fund (formerly Mentor Money Market Portfolio), Evergreen Reserve Tax-Exempt Money Market Fund (formerly Mentor Tax-Exempt Money Market Portfolio) and Evergreen Reserve U.S. Government Money Market Fund (formerly Mentor U.S. Government Money Market Portfolio), portfolios of Mentor Funds as of September 30, 1999 and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period ended September 30, 1999. These financial statements and financial highlights are the responsibility of the Funds' man-agement. Our responsibility is to express an opinion on these financial state-ments and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Sep-tember 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by man-agement, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Reserve Money Market Fund, Evergreen Reserve Tax-Exempt Money Market Fund, and Evergreen Reserve U.S. Government Money Market Fund, portfolios of Mentor Funds as of September 30, 1999, the results of their operations, changes in their net assets and the financial highlights for each of the years or peri-ods described above, in conformity with generally accepted accounting princi-ples.


                                   KPMG LLP




Boston, Massachusetts
November 5, 1999

                       Additional Information(unaudited)

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisor and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisor is taking steps to address this potential year 2000 problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any ad-verse impact on the Funds from this problem.

FEDERAL TAX STATUS OF DISTRIBUTIONS

For the fiscal year ended September 30, 1999, the percentage representing the portion of distributions from net investment income exempt from Federal income taxes, other than alternative minimum tax for the Reserve Tax-Exempt Money Mar-ket Fund, is 100%.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund


Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Municipal Income Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund
Quality Income Fund
Short-Duration Income Fund
High Income Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund
Capital Balanced Fund
Capital Income and Growth Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Growth Fund
Capital Growth Fund
Select Special Equity Fund


Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund


Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

28584                                                               551385 11/99

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